UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197 (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2020

Gateway Fund

Gateway Equity Call Premium Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

GATEWAY FUND

Managers	Symbols

Daniel M. Ashcraft, CFA®	Class A GATEX

Michael T. Buckius, CFA®	Class C GTECX

Paul R. Stewart, CFA®	Class N GTENX

Kenneth H. Toft, CFA®	Class Y GTEYX

Gateway Investment Advisers, LLC

Investment Goal

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

1  |

Average Annual Total Returns — June 30, 20204

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/19/08)
NAV	-2.48%	2.29%	3.87%	5.09%	—%	0.76%	0.70%

Class A (Inception 12/07/77)
NAV	-2.60	2.03	3.62	4.83	—	1.01	0.94
With 5.75% Maximum Sales Charge	-8.21	-3.84	2.40	4.21	—

Class C (Inception 2/19/08)
NAV	-2.98	1.24	2.83	4.04	—	1.76	1.70
With CDSC[1]	-3.95	0.24	2.83	4.04	—

Class N (Inception 5/1/17)
NAV	-2.46	2.34	—	—	3.10	0.69	0.65

Comparative Performance
S&P 500® Index[2]	-3.08	7.51	10.73	13.99	10.74
Bloomberg Barclays U.S. Aggregate Bond Index[3]	6.14	8.74	4.30	3.82	5.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For more recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

GATEWAY EQUITY CALL PREMIUM FUND

Managers	Symbols

Daniel M. Ashcraft, CFA®	Class A GCPAX

Michael T. Buckius, CFA®	Class C GCPCX

Kenneth H. Toft, CFA®	Class N GCPNX

Gateway Investment Advisers, LLC	Class Y GCPYX

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets.

3  |

Average Annual Total Returns — June 30, 20204

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 9/30/14)				Class Y/A/C	Class N
NAV	-6.05%	0.29%	4.71%	4.78%	—%	1.17%	0.95%

Class A (Inception 9/30/14)
NAV	-6.18	0.09	4.46	4.52	—	1.42	1.20
With 5.75% Maximum Sales Charge	-11.59	-5.66	3.24	3.44	—

Class C (Inception 9/30/14)
NAV	-6.52	-0.64	3.67	3.75	—	2.17	1.95
With CDSC[1]	-7.46	-1.64	3.67	3.75	—

Class N (Inception 5/1/17)
NAV	-6.10	0.34	—	—	3.52	1.63	0.90

Comparative Performance
Cboe S&P 500 BuyWrite IndexSM (BXMSM)[2]	-15.11	10.94	2.81	2.94	0.19
S&P 500® Index[3]	-3.08	7.51	10.73	10.38	10.74

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Cboe S&P 500 BuyWrite IndexSM (BXMSM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500® Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived form third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2020 through June 30, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$974.00	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.72
Class C
Actual	$1,000.00	$970.20	$8.33
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52
Class N
Actual	$1,000.00	$975.40	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27
Class Y
Actual	$1,000.00	$975.20	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

GATEWAY EQUITY CALL PREMIUM FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$938.20	$5.78
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02
Class C
Actual	$1,000.00	$934.80	$9.38
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.77
Class N
Actual	$1,000.00	$939.00	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52
Class Y
Actual	$1,000.00	$939.50	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

7  |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts, with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category, where available, performance ratings provided by a third-party, where available, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for

|  8

each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2020. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, for any Funds with more than one year’s performance, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

9  |

The Board noted that, through December 31, 2019, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Gateway Fund	79%	60%	47%
Gateway Equity Call Premium Fund	40%	28%	1%

In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods Gateway Fund, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance was competitive when compared to the relevant performance category; and (3) that the Fund’s performance had been consistent with its investment objective of earning positive returns while meaningfully reducing equity market volatility, such that its performance relative to its category would be expected to lag in certain market conditions. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Adviser to offer competitive

|  10

compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their expense limitation agreement. The Trustees noted that the Funds had total advisory fee rates that were below the medians of their respective peer groups of funds.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that the Gateway Fund had breakpoints in its advisory fee and that each Fund was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of each Fund.

11  |

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2021.

|  12

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through June 30, 2020)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Neither of the Funds has established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Funds’ Programs. The Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations during the period.

During the period January 1, 2020 through June 30, 2020, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed each Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

13  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 96.9% of Net Assets
	Aerospace & Defense — 1.6%
169,353	Boeing Co. (The)(a)	$31,042,405
47,308	HEICO Corp.(a)	4,714,242
40,717	Huntington Ingalls Industries, Inc.(a)	7,104,710
688,239	Raytheon Technologies Corp.(a)	42,409,287
26,442	Teledyne Technologies, Inc.(a)(b)	8,222,140
34,566	TransDigm Group, Inc.(a)	15,279,900

		108,772,684

	Air Freight & Logistics — 0.5%
266,769	United Parcel Service, Inc., Class B(a)	29,659,377
36,648	XPO Logistics, Inc.(a)(b)	2,831,058

		32,490,435

	Airlines — 0.2%
114,668	Alaska Air Group, Inc.(a)	4,157,862
199,831	JetBlue Airways Corp.(a)(b)	2,178,158
153,351	United Airlines Holdings, Inc.(a)(b)	5,307,478

		11,643,498

	Auto Components — 0.1%
36,852	Autoliv, Inc.(a)	2,377,322
117,162	Cooper Tire & Rubber Co.(a)	3,234,843

		5,612,165

	Automobiles — 0.2%
1,951,518	Ford Motor Co.(a)	11,865,229
2,276	Tesla, Inc.(a)(b)	2,457,648

		14,322,877

	Banks — 3.9%
147,428	Associated Banc-Corp(a)	2,016,815
3,960,218	Bank of America Corp.(a)	94,055,178
1,085,103	Citigroup, Inc.(a)	55,448,763
1,013,837	Huntington Bancshares, Inc.(a)	9,160,017
1,103,211	JPMorgan Chase & Co.(a)	103,768,027
106,660	Old National Bancorp	1,467,642
31,007	Signature Bank(a)	3,315,268

		269,231,710

	Beverages — 1.8%
1,157,494	Coca-Cola Co. (The)(a)	51,716,832
96,340	Keurig Dr Pepper, Inc.(a)	2,736,056
174,722	Monster Beverage Corp.(a)(b)	12,111,729
429,766	PepsiCo, Inc.(a)	56,840,851

		123,405,468

	Biotechnology — 2.3%
519,862	AbbVie, Inc.(a)	51,040,051
174,028	Amgen, Inc.(a)	41,046,244
64,869	Biogen, Inc.(a)(b)	17,355,701

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — continued
35,348	Exact Sciences Corp.(a)(b)	$3,073,155
36,830	Ionis Pharmaceuticals, Inc.(a)(b)	2,171,497
33,450	Seattle Genetics, Inc.(a)(b)	5,683,824
118,760	Vertex Pharmaceuticals, Inc.(a)(b)	34,477,216

		154,847,688

	Building Products — 0.3%
134,078	A.O. Smith Corp.(a)	6,317,756
495,783	Carrier Global Corp.(a)	11,016,298
20,800	Lennox International, Inc.(a)	4,846,192

		22,180,246

	Capital Markets — 1.9%
404,191	Charles Schwab Corp. (The)(a)	13,637,404
133,615	Eaton Vance Corp.(a)	5,157,539
14,601	FactSet Research Systems, Inc.(a)	4,795,991
247,065	Intercontinental Exchange, Inc.(a)	22,631,154
86,184	Legg Mason, Inc.(a)	4,287,654
509,430	Morgan Stanley(a)	24,605,469
55,210	MSCI, Inc.(a)	18,430,202
91,790	S&P Global, Inc.(a)	30,242,969
101,425	TD Ameritrade Holding Corp.(a)	3,689,842

		127,478,224

	Chemicals — 1.6%
83,434	Ashland Global Holdings, Inc.(a)	5,765,290
104,391	Celanese Corp.(a)	9,013,119
421,580	Corteva, Inc.(a)	11,294,128
336,299	Dow, Inc.(a)	13,707,547
371,679	DuPont de Nemours, Inc.(a)	19,747,305
138,886	Eastman Chemical Co.(a)	9,672,021
31,084	Ingevity Corp.(a)(b)	1,634,086
83,709	International Flavors & Fragrances, Inc.(a)	10,251,004
171,772	LyondellBasell Industries NV, Class A(a)	11,288,856
312,431	Mosaic Co. (The)(a)	3,908,512
230,942	Olin Corp.(a)	2,653,524
95,921	RPM International, Inc.(a)	7,199,830
195,010	Valvoline, Inc.(a)	3,769,543

		109,904,765

	Commercial Services & Supplies — 0.6%
122,157	Copart, Inc.(a)(b)	10,172,013
78,126	Waste Connections, Inc.(a)	7,327,438
244,724	Waste Management, Inc.(a)	25,918,719

		43,418,170

	Communications Equipment — 1.1%
1,398,407	Cisco Systems, Inc.(a)	65,221,702
83,999	Motorola Solutions, Inc.(a)	11,770,780

		76,992,482

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Construction Materials — 0.1%
42,733	Martin Marietta Materials, Inc.(a)	$8,827,356

	Consumer Finance — 0.3%
121,623	Ally Financial, Inc.(a)	2,411,784
244,652	Discover Financial Services(a)	12,254,619
276,281	Synchrony Financial(a)	6,122,387

		20,788,790

	Containers & Packaging — 0.4%
73,855	Avery Dennison Corp.(a)	8,426,117
86,722	Crown Holdings, Inc.(a)(b)	5,648,204
120,681	Sonoco Products Co.(a)	6,310,409
236,384	WestRock Co.(a)	6,680,212

		27,064,942

	Distributors — 0.1%
107,529	Genuine Parts Co.(a)	9,350,722

	Diversified Consumer Services — 0.0%
67,454	Service Corp. International(a)	2,623,286

	Diversified Financial Services — 1.7%
598,994	Berkshire Hathaway, Inc., Class B(a)(b)	106,926,419
133,431	Voya Financial, Inc.(a)	6,224,556

		113,150,975

	Diversified Telecommunication Services — 2.0%
2,092,382	AT&T, Inc.(a)	63,252,708
586,963	CenturyLink, Inc.(a)	5,887,239
119,721	Liberty Global PLC, Class C(a)(b)	2,575,199
47,937	Liberty Latin America Ltd., Class C(b)	452,525
1,139,794	Verizon Communications, Inc.(a)	62,836,843

		135,004,514

	Electric Utilities — 1.5%
408,300	Alliant Energy Corp.(a)	19,533,072
435,727	American Electric Power Co., Inc.(a)	34,701,298
179,101	Edison International(a)	9,726,975
134,114	Entergy Corp.(a)	12,581,235
257,073	Evergy, Inc.(a)	15,241,858
112,252	Hawaiian Electric Industries, Inc.(a)	4,047,807
154,286	OGE Energy Corp.(a)	4,684,123

		100,516,368

	Electrical Equipment — 0.7%
262,139	Eaton Corp. PLC(a)	22,931,920
318,411	Emerson Electric Co.(a)	19,751,034
50,567	Hubbell, Inc.(a)	6,339,079

		49,022,033

	Electronic Equipment, Instruments & Components — 0.5%
97,069	CDW Corp.(a)	11,277,477
375,436	Corning, Inc.(a)	9,723,792

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
103,528	Trimble, Inc.(a)(b)	$4,471,374
33,350	Zebra Technologies Corp., Class A(a)(b)	8,535,933

		34,008,576

	Energy Equipment & Services — 0.2%
885,669	Halliburton Co.(a)	11,495,984
132,093	Helmerich & Payne, Inc.(a)	2,577,134

		14,073,118

	Entertainment — 2.3%
290,402	Activision Blizzard, Inc.(a)	22,041,512
103,108	Live Nation Entertainment, Inc.(a)(b)	4,570,777
137,569	Netflix, Inc.(a)(b)	62,599,398
11,174	Roku, Inc.(b)	1,302,106
50,888	Take-Two Interactive Software, Inc.(a)(b)	7,102,438
545,066	Walt Disney Co. (The)(a)	60,780,310

		158,396,541

	Food & Staples Retailing — 1.5%
26,487	Casey’s General Stores, Inc.(a)	3,960,336
138,994	Costco Wholesale Corp.(a)	42,144,371
20,166	U.S. Foods Holding Corp.(b)	397,674
483,049	Walmart, Inc.(a)	57,859,609

		104,361,990

	Food Products — 0.7%
51,105	Bunge Ltd.(a)	2,101,949
97,614	Lamb Weston Holdings, Inc.(a)	6,240,463
698,295	Mondelez International, Inc., Class A(a)	35,703,823
43,185	Post Holdings, Inc.(a)(b)	3,783,870

		47,830,105

	Gas Utilities — 0.1%
78,512	National Fuel Gas Co.(a)	3,292,008
143,442	UGI Corp.(a)	4,561,456

		7,853,464

	Health Care Equipment & Supplies — 3.5%
622,169	Abbott Laboratories(a)	56,884,912
36,809	Align Technology, Inc.(a)(b)	10,101,862
233,533	Baxter International, Inc.(a)	20,107,191
636,298	Boston Scientific Corp.(a)(b)	22,340,423
263,594	Edwards Lifesciences Corp.(a)(b)	18,216,981
192,900	Hologic, Inc.(a)(b)	10,995,300
2,268	Insulet Corp.(a)(b)	440,582
49,802	Intuitive Surgical, Inc.(a)(b)	28,378,674
308,401	Medtronic PLC(a)	28,280,372
95,263	ResMed, Inc.(a)	18,290,496
55,109	STERIS PLC(a)	8,455,925
29,772	Teleflex, Inc.(a)	10,836,412
25,103	West Pharmaceutical Services, Inc.(a)	5,702,648

		239,031,778

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 2.8%
111,059	Anthem, Inc.(a)	$29,206,296
128,161	Cigna Corp.(a)	24,049,411
392,764	CVS Health Corp.(a)	25,517,877
131,657	HCA Healthcare, Inc.(a)	12,778,628
16,707	Molina Healthcare, Inc.(a)(b)	2,973,512
321,806	UnitedHealth Group, Inc.(a)	94,916,680
49,482	Universal Health Services, Inc., Class B(a)	4,596,383

		194,038,787

	Health Care Technology — 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	8,249,005

	Hotels, Restaurants & Leisure — 1.4%
97,014	Aramark(a)	2,189,606
10,490	Domino’s Pizza, Inc.(a)	3,875,425
22,964	Dunkin’ Brands Group, Inc.	1,497,942
53,951	Hilton Grand Vacations, Inc.(b)	1,054,742
190,367	Hilton Worldwide Holdings, Inc.(a)	13,982,456
288,557	McDonald’s Corp.(a)	53,230,110
69,731	Melco Resorts & Entertainment Ltd., Sponsored ADR	1,082,225
231,201	Restaurant Brands International, Inc.(a)	12,630,511
12,225	Vail Resorts, Inc.(a)	2,226,784
208,390	Wendy’s Co. (The)(a)	4,538,734

		96,308,535

	Household Durables — 0.4%
232,925	Lennar Corp., Class A(a)	14,352,838
205,127	Newell Brands, Inc.(a)	3,257,417
2,436	NVR, Inc.(a)(b)	7,938,315
136,841	Toll Brothers, Inc.(a)	4,459,648

		30,008,218

	Household Products — 1.5%
864,186	Procter & Gamble Co. (The)(a)	103,330,720

	Industrial Conglomerates — 1.2%
227,911	3M Co.(a)	35,551,837
301,264	Honeywell International, Inc.(a)	43,559,762

		79,111,599

	Insurance — 1.8%
450,914	Aflac, Inc.(a)	16,246,432
2,432	Alleghany Corp.(a)	1,189,589
202,313	Allstate Corp. (The)(a)	19,622,338
13,159	American Financial Group, Inc.(a)	835,070
126,070	Aon PLC, Class A(a)	24,281,082
214,576	Arch Capital Group Ltd.(a)(b)	6,147,602
249,662	Arthur J. Gallagher & Co.(a)	24,339,548
164,470	Brown & Brown, Inc.(a)	6,703,797
74,687	Fidelity National Financial, Inc.(a)	2,289,903
137,456	Lincoln National Corp.(a)	5,057,006

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Insurance — continued
10,251	Markel Corp.(a)(b)	$9,463,416
29,196	RenaissanceRe Holdings Ltd.(a)	4,993,392
163,187	Unum Group(a)	2,707,272

		123,876,447

	Interactive Media & Services — 5.5%
51,194	Alphabet, Inc., Class A(a)(b)	72,595,652
101,078	Alphabet, Inc., Class C(a)(b)	142,884,872
677,850	Facebook, Inc., Class A(a)(b)	153,919,399
31,148	Match Group, Inc.(a)(b)	3,334,393
32,429	Zillow Group, Inc., Class C(a)(b)	1,868,235

		374,602,551

	Internet & Direct Marketing Retail — 4.8%
112,519	Amazon.com, Inc.(a)(b)	310,419,668
321,121	eBay, Inc.(a)	16,842,796
4,001	MercadoLibre, Inc.(a)(b)	3,944,066

		331,206,530

	IT Services — 5.3%
184,207	Automatic Data Processing, Inc.(a)	27,426,580
10,167	Black Knight, Inc.(b)	737,718
12,340	Booz Allen Hamilton Holding Corp.(a)	959,929
165,537	Cognizant Technology Solutions Corp., Class A(a)	9,405,812
14,418	EPAM Systems, Inc.(a)(b)	3,633,480
202,834	Fidelity National Information Services, Inc.(a)	27,198,011
90,261	Leidos Holdings, Inc.(a)	8,454,748
223,267	MasterCard, Inc., Class A(a)	66,020,052
205,367	Paychex, Inc.(a)	15,556,550
395,469	PayPal Holdings, Inc.(a)(b)	68,902,564
17,196	Twilio, Inc., Class A(a)(b)	3,773,146
98,534	VeriSign, Inc.(a)(b)	20,379,787
591,467	Visa, Inc., Class A(a)	114,253,681

		366,702,058

	Leisure Products — 0.0%
1,696	Polaris, Inc.	156,965

	Life Sciences Tools & Services — 0.8%
72,832	Illumina, Inc.(a)(b)	26,973,331
13,175	Mettler-Toledo International, Inc.(a)(b)	10,613,121
58,491	PRA Health Sciences, Inc.(a)(b)	5,690,589
45,104	Waters Corp.(a)(b)	8,136,762

		51,413,803

	Machinery — 1.7%
233,156	Caterpillar, Inc.(a)	29,494,234
108,146	Cummins, Inc.(a)	18,737,376
122,856	Deere & Co.(a)	19,306,820
154,962	Otis Worldwide Corp.(a)	8,811,139
80,596	Parker-Hannifin Corp.(a)	14,770,829

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
121,067	Pentair PLC(a)	$4,599,335
45,690	Snap-on, Inc.(a)	6,328,522
63,733	Timken Co. (The)(a)	2,899,214
13,869	Woodward, Inc.	1,075,541
128,411	Xylem, Inc.(a)	8,341,579

		114,364,589

	Media — 1.0%
1,342,072	Comcast Corp., Class A(a)	52,313,967
33,220	Liberty Broadband Corp., Class C(a)(b)	4,117,951
230,860	News Corp., Class B(a)	2,758,777
122,784	Omnicom Group, Inc.(a)	6,704,006
994,343	Sirius XM Holdings, Inc.(a)	5,836,794

		71,731,495

	Metals & Mining — 0.2%
229,727	Southern Copper Corp.(a)	9,136,243
172,113	Steel Dynamics, Inc.(a)	4,490,428
81,631	Worthington Industries, Inc.(a)	3,044,836

		16,671,507

	Multi-Utilities — 1.2%
260,977	Ameren Corp.(a)	18,362,342
301,545	CenterPoint Energy, Inc.(a)	5,629,845
189,864	Consolidated Edison, Inc.(a)	13,656,918
335,214	Public Service Enterprise Group, Inc.(a)	16,479,120
354,493	WEC Energy Group, Inc.(a)	31,071,311

		85,199,536

	Multiline Retail — 0.4%
44,499	Nordstrom, Inc.	689,290
213,800	Target Corp.(a)	25,641,034

		26,330,324

	Oil, Gas & Consumable Fuels — 2.5%
2,396	Apache Corp.	32,346
61,621	Cheniere Energy, Inc.(a)(b)	2,977,527
599,848	Chevron Corp.(a)	53,524,437
389,255	ConocoPhillips(a)	16,356,495
1,282,270	Exxon Mobil Corp.(a)	57,343,114
89,664	HollyFrontier Corp.(a)	2,618,189
280,040	Marathon Petroleum Corp.(a)	10,467,895
229,867	ONEOK, Inc.(a)	7,636,182
170,519	Phillips 66(a)	12,260,316
156,053	Valero Energy Corp.(a)	9,179,038

		172,395,539

	Personal Products — 0.0%
29,528	Herbalife Nutrition Ltd.(b)	1,328,169

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 4.5%
659,768	Bristol-Myers Squibb Co.(a)	$38,794,358
304,537	Eli Lilly & Co.(a)	49,998,885
21,557	Jazz Pharmaceuticals PLC(a)(b)	2,378,599
733,723	Johnson & Johnson(a)	103,183,466
821,168	Merck & Co., Inc.(a)	63,500,921
1,570,178	Pfizer, Inc.(a)	51,344,821

		309,201,050

	Professional Services — 0.2%
13,486	CoStar Group, Inc.(a)(b)	9,584,096
6,095	ManpowerGroup, Inc.	419,031
53,234	TransUnion(a)	4,633,487

		14,636,614

	REITs – Apartments — 0.8%
372,220	American Homes 4 Rent, Class A(a)	10,012,718
140,470	Camden Property Trust(a)	12,813,673
451,758	Invitation Homes, Inc.(a)	12,436,898
539,393	UDR, Inc.(a)	20,162,510

		55,425,799

	REITs – Diversified — 0.5%
599,830	Duke Realty Corp.(a)	21,227,984
165,797	W.P. Carey, Inc.(a)	11,216,167

		32,444,151

	REITs – Health Care — 0.3%
260,504	Healthcare Realty Trust, Inc.(a)	7,630,162
453,565	Medical Properties Trust, Inc.(a)	8,527,022
60,012	Sabra Health Care REIT, Inc.	865,973
169,170	Ventas, Inc.(a)	6,195,006

		23,218,163

	REITs – Manufactured Homes — 0.3%
202,059	Equity LifeStyle Properties, Inc.(a)	12,624,646
48,503	Sun Communities, Inc.(a)	6,580,887

		19,205,533

	REITs – Mortgage — 0.0%
129,902	Annaly Capital Management, Inc.	852,157

	REITs – Office Property — 0.2%
100,000	Douglas Emmett, Inc.(a)	3,066,000
146,251	Kilroy Realty Corp.(a)	8,584,934
52,998	Mack-Cali Realty Corp.	810,339

		12,461,273

	REITs – Shopping Centers — 0.1%
149,560	Regency Centers Corp.(a)	6,863,308

	REITs – Single Tenant — 0.1%
144,199	National Retail Properties, Inc.(a)	5,116,181

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	REITs – Storage — 0.2%
127,880	CubeSmart(a)	$3,451,481
130,455	Extra Space Storage, Inc.(a)	12,050,129

		15,501,610

	Road & Rail — 0.8%
23,108	Canadian Pacific Railway Ltd.(a)	5,900,397
391,922	CSX Corp.(a)	27,332,640
43,513	J.B. Hunt Transport Services, Inc.(a)	5,236,354
72,596	Lyft, Inc., Class A(a)(b)	2,396,394
62,946	Old Dominion Freight Line, Inc.(a)	10,675,012
53,335	Uber Technologies, Inc.(a)(b)	1,657,652

		53,198,449

	Semiconductors & Semiconductor Equipment — 4.9%
414,497	Advanced Micro Devices, Inc.(a)(b)	21,806,687
191,412	Analog Devices, Inc.(a)	23,474,768
116,276	Broadcom, Inc.(a)	36,697,868
1,250,206	Intel Corp.(a)	74,799,825
156,764	Marvell Technology Group Ltd.(a)	5,496,146
305,207	Micron Technology, Inc.(a)(b)	15,724,264
177,566	NVIDIA Corp.(a)	67,459,099
396,161	QUALCOMM, Inc.(a)	36,133,845
170,184	Teradyne, Inc.(a)	14,382,250
322,410	Texas Instruments, Inc.(a)	40,936,398

		336,911,150

	Software — 9.4%
190,965	Adobe, Inc.(a)(b)	83,128,974
59,174	ANSYS, Inc.(a)(b)	17,262,831
188,193	Cadence Design Systems, Inc.(a)(b)	18,059,000
78,761	Fortinet, Inc.(a)(b)	10,811,522
2,073,790	Microsoft Corp.(a)	422,037,003
114,308	Nuance Communications, Inc.(a)(b)	2,892,564
777,025	Oracle Corp.(a)	42,946,172
15,761	Palo Alto Networks, Inc.(a)(b)	3,619,829
21,050	Paycom Software, Inc.(a)(b)	6,519,817
41,380	PTC, Inc.(a)(b)	3,218,950
57,151	ServiceNow, Inc.(a)(b)	23,149,584
59,730	SS&C Technologies Holdings, Inc.(a)	3,373,550
3,203	Tyler Technologies, Inc.(b)	1,111,057
36,208	Workday, Inc., Class A(a)(b)	6,783,931
12,003	Zoom Video Communications, Inc., Class A(a)(b)	3,043,241

		647,958,025

	Specialty Retail — 2.6%
112,737	American Eagle Outfitters, Inc.	1,228,833
17,696	Burlington Stores, Inc.(a)(b)	3,484,873
15,592	Five Below, Inc.(a)(b)	1,666,941
38,409	Foot Locker, Inc.	1,120,007
390,786	Home Depot, Inc. (The)(a)	97,895,801

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
300,568	Lowe’s Cos., Inc.(a)	$40,612,748
49,846	Tiffany & Co.(a)	6,078,221
546,309	TJX Cos., Inc. (The)(a)	27,621,383

		179,708,807

	Technology Hardware, Storage & Peripherals — 6.1%
1,140,608	Apple, Inc.(a)	416,093,798
24,958	Dell Technologies, Inc., Class C(b)	1,371,193

		417,464,991

	Textiles, Apparel & Luxury Goods — 0.7%
34,840	Lululemon Athletica, Inc.(a)(b)	10,870,428
358,542	NIKE, Inc., Class B(a)	35,155,043

		46,025,471

	Tobacco — 0.9%
825,949	Altria Group, Inc.(a)	32,418,498
394,639	Philip Morris International, Inc.(a)	27,648,409

		60,066,907

	Trading Companies & Distributors — 0.0%
29,008	GATX Corp.(a)	1,768,908
37,468	HD Supply Holdings, Inc.(a)(b)	1,298,266

		3,067,174

	Total Common Stocks (Identified Cost $3,430,908,523)	6,658,558,160

	Total Purchased Options — 1.1% (Identified Cost $76,084,823) (see detail below)	76,660,460

Principal Amount
Short-Term Investments — 4.4%
$304,969,076	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $304,969,076 on 7/01/2020 collateralized by $272,434,700 U.S. Treasury Notes, 2.875% due 7/31/2025 valued at $311,068,531 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $304,969,076)	304,969,076

	Total Investments — 102.4% (Identified Cost $3,811,962,422)	7,040,187,696
	Other assets less liabilities — (2.4)%	(165,111,748)

	Net Assets — 100.0%	$6,875,075,948

Purchased Options — 1.1%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 1.1%
S&P 500® Index, Put(b)	8/21/2020	2,750	6,484	$2,010,228,036	$32,173,608	$24,347,420
S&P 500® Index, Put(b)	9/18/2020	2,800	7,452	2,310,336,108	43,911,215	52,313,040

Total					$76,084,823	$76,660,460

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Fund – (continued)

Written Options — (2.1%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (2.1%)
S&P 500® Index, Call	7/17/2020	3,025	(2,356)	$(730,428,324)	$(23,043,301)	$(26,351,860)
S&P 500® Index, Call	7/17/2020	3,050	(2,356)	(730,428,324)	(23,163,434)	(21,875,460)
S&P 500® Index, Call	7/17/2020	3,075	(2,356)	(730,428,324)	(20,396,801)	(18,011,620)
S&P 500® Index, Call	7/17/2020	3,100	(2,357)	(730,738,353)	(17,305,118)	(14,389,485)
S&P 500® Index, Call	7/31/2020	3,225	(2,356)	(730,428,324)	(23,099,358)	(6,290,520)
S&P 500® Index, Call	8/21/2020	3,125	(2,357)	(730,738,353)	(29,250,267)	(22,426,855)
S&P 500® Index, Call	8/21/2020	3,150	(2,357)	(730,738,353)	(23,562,527)	(18,938,495)
S&P 500® Index, Call	8/21/2020	3,200	(2,357)	(730,738,353)	(24,860,043)	(13,199,200)
S&P 500® Index, Call	8/21/2020	3,300	(2,356)	(730,428,324)	(15,931,416)	(5,595,500)

Total					$(200,612,265)	$(147,078,995)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2020 (Unaudited)

Software	9.4%
Technology Hardware, Storage & Peripherals	6.1
Interactive Media & Services	5.5
IT Services	5.3
Semiconductors & Semiconductor Equipment	4.9
Internet & Direct Marketing Retail	4.8
Pharmaceuticals	4.5
Banks	3.9
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	2.8
Specialty Retail	2.6
Oil, Gas & Consumable Fuels	2.5
Entertainment	2.3
Biotechnology	2.3
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	35.6
Short-Term Investments	4.4

Total Investments	102.4
Other assets less liabilities (including open written options)	(2.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 99.8% of Net Assets
	Aerospace & Defense — 1.6%
1,423	Boeing Co. (The)(a)	$260,836
231	Huntington Ingalls Industries, Inc.(a)	40,307
978	Lockheed Martin Corp.(a)	356,892
2,845	Raytheon Technologies Corp.(a)	175,309

		833,344

	Air Freight & Logistics — 0.3%
853	FedEx Corp.(a)	119,608
397	XPO Logistics, Inc.(a)(b)	30,668

		150,276

	Airlines — 0.2%
2,785	Delta Air Lines, Inc.(a)	78,119
501	JetBlue Airways Corp.(a)(b)	5,461

		83,580

	Auto Components — 0.2%
858	Adient PLC(b)	14,088
213	Garrett Motion, Inc.(a)(b)	1,180
884	Gentex Corp.(a)	22,781
343	Lear Corp.(a)	37,394
388	Magna International, Inc.(a)	17,278

		92,721

	Automobiles — 0.3%
5,047	General Motors Co.(a)	127,689
36	Tesla, Inc.(a)(b)	38,873

		166,562

	Banks — 3.8%
24,046	Bank of America Corp.(a)	571,093
5,264	Citigroup, Inc.(a)	268,990
1,199	Comerica, Inc.(a)	45,682
680	East West Bancorp, Inc.(a)	24,643
5,480	Fifth Third Bancorp(a)	105,654
1,323	First Republic Bank(a)	140,225
8,001	JPMorgan Chase & Co.(a)	752,574
375	SVB Financial Group(a)(b)	80,824

		1,989,685

	Beverages — 1.6%
8,010	Coca-Cola Co. (The)(a)	357,887
3,562	PepsiCo, Inc.(a)	471,110

		828,997

	Biotechnology — 2.5%
4,091	AbbVie, Inc.(a)	401,655
830	Alexion Pharmaceuticals, Inc.(a)(b)	93,159
128	Alnylam Pharmaceuticals, Inc.(a)(b)	18,958
1,508	Amgen, Inc.(a)	355,677

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — continued
519	Biogen, Inc.(a)(b)	$138,859
2,994	Gilead Sciences, Inc.(a)	230,358
222	Seattle Genetics, Inc.(a)(b)	37,722

		1,276,388

	Building Products — 0.7%
1,115	A.O. Smith Corp.(a)	52,539
2,331	Carrier Global Corp.(a)	51,795
1,240	Fortune Brands Home & Security, Inc.(a)	79,273
4,110	Johnson Controls International PLC(a)	140,315
203	Lennox International, Inc.(a)	47,297

		371,219

	Capital Markets — 2.5%
3,254	Bank of New York Mellon Corp. (The)(a)	125,767
424	BlackRock, Inc.(a)	230,694
2,256	Charles Schwab Corp. (The)(a)	76,117
349	FactSet Research Systems, Inc.(a)	114,636
1,192	Goldman Sachs Group, Inc. (The)(a)	235,563
5,559	Morgan Stanley(a)	268,500
429	MSCI, Inc.(a)	143,209
685	Raymond James Financial, Inc.(a)	47,149
1,106	TD Ameritrade Holding Corp.(a)	40,236

		1,281,871

	Chemicals — 1.9%
139	AdvanSix, Inc.(a)(b)	1,632
922	Air Products & Chemicals, Inc.(a)	222,626
379	Ashland Global Holdings, Inc.(a)	26,189
1,373	Celanese Corp.(a)	118,545
2,051	Huntsman Corp.(a)	36,857
1,676	Linde PLC(a)	355,496
1,137	PPG Industries, Inc.(a)	120,590
848	RPM International, Inc.(a)	63,651
1,880	Valvoline, Inc.(a)	36,340

		981,926

	Commercial Services & Supplies — 0.5%
226	Waste Connections, Inc.(a)	21,197
2,066	Waste Management, Inc.(a)	218,810

		240,007

	Communications Equipment — 1.0%
763	Ciena Corp.(a)(b)	41,324
10,347	Cisco Systems, Inc.(a)	482,584

		523,908

	Consumer Finance — 0.3%
2,148	Ally Financial, Inc.(a)	42,595
6,190	Synchrony Financial(a)	137,170

		179,765

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Containers & Packaging — 0.3%
938	Crown Holdings, Inc.(a)(b)	$61,092
723	Packaging Corp. of America(a)	72,155

		133,247

	Diversified Financial Services — 1.6%
4,646	Berkshire Hathaway, Inc., Class B(a)(b)	829,357

	Diversified Telecommunication Services — 1.8%
13,980	AT&T, Inc.(a)	422,615
158	GCI Liberty, Inc., Class A(a)(b)	11,237
9,539	Verizon Communications, Inc.(a)	525,885

		959,737

	Electric Utilities — 1.9%
4,416	Alliant Energy Corp.(a)	211,261
3,734	American Electric Power Co., Inc.(a)	297,376
3,697	Evergy, Inc.(a)	219,195
1,669	OGE Energy Corp.(a)	50,671
4,022	Southern Co. (The)(a)	208,541

		987,044

	Electrical Equipment — 0.7%
231	Acuity Brands, Inc.(a)	22,116
2,795	Emerson Electric Co.(a)	173,374
812	Hubbell, Inc.(a)	101,792
1,368	Sensata Technologies Holding PLC(a)(b)	50,931

		348,213

	Electronic Equipment, Instruments & Components — 0.4%
512	Arrow Electronics, Inc.(a)(b)	35,169
793	Avnet, Inc.	22,113
701	CDW Corp.(a)	81,442
4,536	Flex Ltd.(a)(b)	46,494
565	Trimble, Inc.(a)(b)	24,403

		209,621

	Energy Equipment & Services — 0.0%
1,852	National Oilwell Varco, Inc.	22,687

	Entertainment — 2.2%
2,133	Activision Blizzard, Inc.(a)	161,895
760	Live Nation Entertainment, Inc.(a)(b)	33,691
121	Madison Square Garden Entertainment Corp.(a)(b)	9,075
121	Madison Square Garden Sports Corp., Class A(a)(b)	17,773
1,028	Netflix, Inc.(a)(b)	467,781
3,972	Walt Disney Co. (The)(a)	442,918

		1,133,133

	Food & Staples Retailing — 1.7%
961	Costco Wholesale Corp.(a)	291,385
2,216	Sysco Corp.(a)	121,127
1,732	Walgreens Boots Alliance, Inc.(a)	73,419

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — continued
3,408	Walmart, Inc.(a)	$408,210

		894,141

	Food Products — 0.6%
493	Bunge Ltd.(a)	20,277
885	Hain Celestial Group, Inc. (The)(a)(b)	27,886
304	Ingredion, Inc.(a)	25,232
1,635	Kellogg Co.(a)	108,008
1,168	Post Holdings, Inc.(a)(b)	102,340
816	TreeHouse Foods, Inc.(a)(b)	35,741

		319,484

	Gas Utilities — 0.3%
1,197	Atmos Energy Corp.(a)	119,197
1,531	UGI Corp.(a)	48,686

		167,883

	Health Care Equipment & Supplies — 3.5%
5,136	Abbott Laboratories(a)	469,584
405	Align Technology, Inc.(a)(b)	111,148
372	Cooper Cos., Inc. (The)(a)	105,514
568	Hill-Rom Holdings, Inc.(a)	62,355
2,290	Hologic, Inc.(a)(b)	130,530
532	IDEXX Laboratories, Inc.(a)(b)	175,645
3,920	Medtronic PLC(a)	359,464
898	ResMed, Inc.(a)	172,416
583	STERIS PLC(a)	89,456
362	Teleflex, Inc.(a)	131,761

		1,807,873

	Health Care Providers & Services — 2.6%
741	Anthem, Inc.(a)	194,868
2,109	Centene Corp.(a)(b)	134,027
1,142	Cigna Corp.(a)	214,296
2,386	MEDNAX, Inc.(a)(b)	40,801
260	Molina Healthcare, Inc.(a)(b)	46,275
2,414	UnitedHealth Group, Inc.(a)	712,009

		1,342,276

	Hotels, Restaurants & Leisure — 1.8%
68	Domino’s Pizza, Inc.(a)	25,122
795	Dunkin’ Brands Group, Inc.(a)	51,858
404	Hilton Grand Vacations, Inc.(a)(b)	7,898
1,317	Hilton Worldwide Holdings, Inc.(a)	96,734
1,174	Las Vegas Sands Corp.(a)	53,464
2,099	McDonald’s Corp.(a)	387,203
374	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	5,804
2,295	MGM Resorts International(a)	38,556
3,495	Starbucks Corp.(a)	257,197
9	Vail Resorts, Inc.(a)	1,639

		925,475

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.2%
1,384	Leggett & Platt, Inc.(a)	$48,647
2,218	Toll Brothers, Inc.(a)	72,285

		120,932

	Household Products — 1.7%
521	Clorox Co. (The)(a)	114,292
6,448	Procter & Gamble Co. (The)(a)	770,987

		885,279

	Industrial Conglomerates — 1.2%
1,356	3M Co.(a)	211,523
2,682	Honeywell International, Inc.(a)	387,790

		599,313

	Insurance — 1.5%
3,115	Arch Capital Group Ltd.(a)(b)	89,245
1,480	Chubb Ltd.(a)	187,398
438	Cincinnati Financial Corp.	28,045
5,917	Manulife Financial Corp.(a)	80,590
2,318	Prudential Financial, Inc.(a)	141,166
478	RenaissanceRe Holdings Ltd.(a)	81,752
878	Willis Towers Watson PLC(a)	172,922

		781,118

	Interactive Media & Services — 5.4%
481	Alphabet, Inc., Class A(a)(b)	682,082
709	Alphabet, Inc., Class C(a)(b)	1,002,249
5,007	Facebook, Inc., Class A(a)(b)	1,136,940

		2,821,271

	Internet & Direct Marketing Retail — 5.1%
872	Amazon.com, Inc.(a)(b)	2,405,691
132	Booking Holdings, Inc.(a)(b)	210,189
29	MercadoLibre, Inc.(a)(b)	28,587

		2,644,467

	IT Services — 5.1%
1,939	Accenture PLC, Class A(a)	416,342
446	FleetCor Technologies, Inc.(a)(b)	112,182
784	Global Payments, Inc.(a)	132,982
2,333	International Business Machines Corp.(a)	281,756
973	Leidos Holdings, Inc.(a)	91,141
2,498	MasterCard, Inc., Class A(a)	738,659
4,663	Visa, Inc., Class A(a)	900,752

		2,673,814

	Leisure Products — 0.1%
590	Brunswick Corp.(a)	37,766
345	Polaris, Inc.(a)	31,930

		69,696

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Life Sciences Tools & Services — 1.3%
48	Bio-Rad Laboratories, Inc., Class A(a)(b)	$21,672
482	Illumina, Inc.(a)(b)	178,509
625	PRA Health Sciences, Inc.(a)(b)	60,806
1,130	Thermo Fisher Scientific, Inc.(a)	409,444

		670,431

	Machinery — 1.4%
471	AGCO Corp.(a)	26,122
1,820	Caterpillar, Inc.(a)	230,230
999	Cummins, Inc.(a)	173,087
990	Deere & Co.(a)	155,578
616	IDEX Corp.(a)	97,352
1,165	Otis Worldwide Corp.(a)	66,242

		748,611

	Media — 1.1%
11,513	Comcast Corp., Class A(a)	448,777
17,870	Sirius XM Holdings, Inc.(a)	104,897

		553,674

	Metals & Mining — 0.3%
2,674	Alcoa Corp.(b)	30,056
1,619	Barrick Gold Corp.(a)	43,616
316	Rio Tinto PLC, Sponsored ADR(a)	17,753
590	Southern Copper Corp.	23,464
833	Steel Dynamics, Inc.(a)	21,733
4,124	Vale S.A., Sponsored ADR(a)	42,518

		179,140

	Multi-Utilities — 0.4%
3,723	Public Service Enterprise Group, Inc.(a)	183,023

	Multiline Retail — 0.2%
346	Nordstrom, Inc.	5,360
929	Target Corp.(a)	111,415

		116,775

	Oil, Gas & Consumable Fuels — 2.5%
2,853	Canadian Natural Resources Ltd.(a)	49,728
1,522	Cheniere Energy, Inc.(a)(b)	73,543
5,195	Chevron Corp.(a)	463,550
1,642	Concho Resources, Inc.(a)	84,563
1,230	EQT Corp.(a)	14,637
9,943	Exxon Mobil Corp.(a)	444,651
1,235	HollyFrontier Corp.(a)	36,062
2,149	Ovintiv, Inc.	20,523
1,099	Pioneer Natural Resources Co.(a)	107,372
3,754	WPX Energy, Inc.(a)(b)	23,950

		1,318,579

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 4.7%
5,070	Bristol-Myers Squibb Co.(a)	$298,116
2,346	Eli Lilly & Co.(a)	385,166
241	Jazz Pharmaceuticals PLC(a)(b)	26,592
5,951	Johnson & Johnson(a)	836,889
5,818	Merck & Co., Inc.(a)	449,906
12,806	Pfizer, Inc.(a)	418,756
1,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	12,330

		2,427,755

	Professional Services — 0.6%
57	CoStar Group, Inc.(a)(b)	40,508
342	ManpowerGroup, Inc.(a)	23,512
650	TransUnion(a)	56,576
998	Verisk Analytics, Inc.(a)	169,860

		290,456

	Real Estate Management & Development — 0.0%
176	Jones Lang LaSalle, Inc.(a)	18,209

	REITs – Apartments — 1.1%
1,056	American Campus Communities, Inc.(a)	36,918
836	Camden Property Trust(a)	76,260
566	Essex Property Trust, Inc.(a)	129,710
1,428	Mid-America Apartment Communities, Inc.(a)	163,749
4,721	UDR, Inc.(a)	176,471

		583,108

	REITs – Diversified — 1.4%
1,350	Crown Castle International Corp.(a)	225,922
862	Digital Realty Trust, Inc.(a)	122,499
2,963	Duke Realty Corp.(a)	104,860
708	Gaming & Leisure Properties, Inc.(a)	24,497
516	SBA Communications Corp.(a)	153,727
846	VICI Properties, Inc.(a)	17,081
998	W.P. Carey, Inc.(a)	67,515

		716,101

	REITs – Health Care — 0.1%
2,686	Medical Properties Trust, Inc.(a)	50,497

	REITs – Hotels — 0.0%
672	Park Hotels & Resorts, Inc.	6,646

	REITs – Mortgage — 0.1%
4,312	Annaly Capital Management, Inc.(a)	28,287

	REITs – Office Property — 0.1%
1,073	Kilroy Realty Corp.(a)	62,985

	REITs – Single Tenant — 0.2%
368	National Retail Properties, Inc.	13,057
1,329	Realty Income Corp.(a)	79,075

		92,132

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	REITs – Storage — 0.2%
984	Extra Space Storage, Inc.(a)	$90,892

	Road & Rail — 1.3%
1,238	Norfolk Southern Corp.(a)	217,356
702	Old Dominion Freight Line, Inc.(a)	119,052
2,100	Union Pacific Corp.(a)	355,047

		691,455

	Semiconductors & Semiconductor Equipment — 4.9%
3,239	Advanced Micro Devices, Inc.(a)(b)	170,404
3,752	Applied Materials, Inc.(a)	226,808
83	ASML Holding NV, (Registered)(a)	30,546
377	First Solar, Inc.(a)(b)	18,662
9,816	Intel Corp.(a)	587,291
1,914	Marvell Technology Group Ltd.(a)	67,105
2,228	Maxim Integrated Products, Inc.(a)	135,039
1,551	NVIDIA Corp.(a)	589,240
1,366	ON Semiconductor Corp.(a)(b)	27,074
3,242	QUALCOMM, Inc.(a)	295,703
813	Teradyne, Inc.(a)	68,707
2,732	Texas Instruments, Inc.(a)	346,882

		2,563,461

	Software — 9.9%
1,290	Adobe, Inc.(a)(b)	561,550
1,069	Cadence Design Systems, Inc.(a)(b)	102,581
526	CDK Global, Inc.(a)	21,787
297	Check Point Software Technologies Ltd.(a)(b)	31,907
661	Fortinet, Inc.(a)(b)	90,735
15,746	Microsoft Corp.(a)	3,204,468
4,662	Oracle Corp.(a)	257,669
165	Palo Alto Networks, Inc.(a)(b)	37,895
321	PTC, Inc.(a)(b)	24,971
2,196	salesforce.com, Inc.(a)(b)	411,377
511	ServiceNow, Inc.(a)(b)	206,986
475	SS&C Technologies Holdings, Inc.(a)	26,828
745	Synopsys, Inc.(a)(b)	145,275

		5,124,029

	Specialty Retail — 2.3%
630	Advance Auto Parts, Inc.(a)	89,743
529	Burlington Stores, Inc.(a)(b)	104,176
933	Dick’s Sporting Goods, Inc.(a)	38,495
1,030	Foot Locker, Inc.(a)	30,035
3,164	Home Depot, Inc. (The)(a)	792,614
392	Ulta Beauty, Inc.(a)(b)	79,741
583	Williams-Sonoma, Inc.(a)	47,812

		1,182,616

	Technology Hardware, Storage & Peripherals — 6.4%
8,603	Apple, Inc.(a)	3,138,374

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
346	Dell Technologies, Inc., Class C(b)	$19,009
5,591	Hewlett Packard Enterprise Co.(a)	54,401
5,561	HP, Inc.(a)	96,928

		3,308,712

	Textiles, Apparel & Luxury Goods — 0.9%
309	Carter’s, Inc.(a)	24,936
232	Lululemon Athletica, Inc.(a)(b)	72,386
3,637	NIKE, Inc., Class B(a)	356,608
762	Skechers U.S.A., Inc., Class A(a)(b)	23,912

		477,842

	Tobacco — 0.8%
4,687	Altria Group, Inc.(a)	183,965
206	British American Tobacco PLC, Sponsored ADR	7,997
3,166	Philip Morris International, Inc.(a)	221,810

		413,772

	Water Utilities — 0.5%
1,851	American Water Works Co., Inc.(a)	238,150

	Total Common Stocks (Identified Cost $29,961,561)	51,813,648

Principal Amount
Short-Term Investments — 2.4%
$1,236,440	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $1,236,440 on 7/01/2020 collateralized by $1,117,600 U.S. Treasury Note, 2.500% due 2/28/2026 valued at $1,261,193 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,236,440)	1,236,440

	Total Investments — 102.2% (Identified Cost $31,198,001)	53,050,088
	Other assets less liabilities — (2.2)%	(1,146,965)

	Net Assets — 100.0%	$51,903,123

Written Options — (2.2%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (2.2%)
S&P 500® Index, Call	7/17/2020	3,025	(18)	$(5,580,522)	$(176,053)	$(201,330)
S&P 500® Index, Call	7/17/2020	3,050	(19)	(5,890,551)	(186,802)	(176,415)
S&P 500® Index, Call	7/17/2020	3,075	(19)	(5,890,551)	(164,490)	(145,255)
S&P 500® Index, Call	7/17/2020	3,100	(19)	(5,890,551)	(139,498)	(115,995)
S&P 500® Index, Call	7/31/2020	3,225	(18)	(5,580,522)	(176,481)	(48,060)
S&P 500® Index, Call	8/21/2020	3,125	(18)	(5,580,522)	(223,379)	(171,270)
S&P 500® Index, Call	8/21/2020	3,150	(18)	(5,580,522)	(179,943)	(144,630)

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Written Options — (continued)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (continued)
S&P 500® Index, Call	8/21/2020	3,200	(18)	$(5,580,522)	$(189,852)	$(100,800)
S&P 500® Index, Call	8/21/2020	3,300	(18)	(5,580,522)	(121,717)	(42,750)

Total					$(1,558,215)	$(1,146,505)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2020 (Unaudited)

Software	9.9%
Technology Hardware, Storage & Peripherals	6.4
Interactive Media & Services	5.4
IT Services	5.1
Internet & Direct Marketing Retail	5.1
Semiconductors & Semiconductor Equipment	4.9
Pharmaceuticals	4.7
Banks	3.8
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	2.6
Oil, Gas & Consumable Fuels	2.5
Capital Markets	2.5
Biotechnology	2.5
Specialty Retail	2.3
Entertainment	2.2
Other Investments, less than 2% each	36.4
Short-Term Investments	2.4

Total Investments	102.2
Other assets less liabilities (including open written options)	(2.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund
ASSETS
Investments at cost	$3,811,962,422	$31,198,001
Net unrealized appreciation	3,228,225,274	21,852,087

Investments at value	7,040,187,696	53,050,088
Cash	24,647	—
Receivable for Fund shares sold	7,925,955	82,127
Receivable from investment adviser (Note 6)	—	1,035
Dividends receivable	4,917,455	40,326
Prepaid expenses (Note 8)	1,301	11

TOTAL ASSETS	7,053,057,054	53,173,587

LIABILITIES
Options written, at value (premiums received $200,612,265 and $1,558,215, respectively) (Note 2)	147,078,995	1,146,505
Payable for Fund shares redeemed	26,103,975	25,262
Management fees payable (Note 6)	3,125,124	—
Deferred Trustees’ fees (Note 6)	928,333	41,618
Administrative fees payable (Note 6)	251,115	1,881
Payable to distributor (Note 6d)	21,442	256
Other accounts payable and accrued expenses	472,122	54,942

TOTAL LIABILITIES	177,981,106	1,270,464

NET ASSETS	$6,875,075,948	$51,903,123

NET ASSETS CONSIST OF:
Paid-in capital	$4,733,974,172	$38,300,024
Accumulated earnings	2,141,101,776	13,603,099

NET ASSETS	$6,875,075,948	$51,903,123

See accompanying notes to financial statements.

35  |

Statements of Assets and Liabilities (continued)

June 30, 2020 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$920,723,383	$1,600,279

Shares of beneficial interest	27,403,498	131,094

Net asset value and redemption price per share	$33.60	$12.21

Offering price per share (100/94.25 of net asset value) (Note 1)	$35.65	$12.95

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$167,888,229	$736,714

Shares of beneficial interest	5,016,999	60,554

Net asset value and offering price per share	$33.46	$12.17

Class N shares:
Net assets	$351,555,535	$529,106

Shares of beneficial interest	10,468,528	43,395

Net asset value, offering and redemption price per share	$33.58	$12.19

Class Y shares:
Net assets	$5,434,908,801	$49,037,024

Shares of beneficial interest	161,864,221	4,019,331

Net asset value, offering and redemption price per share	$33.58	$12.20

See accompanying notes to financial statements.

|  36

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund
INVESTMENT INCOME
Interest	$319,786	$2,792
Dividends	71,359,498	574,061
Less net foreign taxes withheld	(32,081)	(950)

	71,647,203	575,903

Expenses
Management fees (Note 6)	23,118,669	186,159
Service and distribution fees (Note 6)	2,176,109	6,254
Administrative fees (Note 6)	1,622,532	12,741
Trustees’ fees and expenses (Note 6)	133,188	10,144
Transfer agent fees and expenses (Notes 6 and 7)	2,424,181	19,161
Audit and tax services fees	25,727	25,005
Custodian fees and expenses	137,459	34,410
Legal fees (Note 8)	88,857	994
Registration fees	101,548	28,446
Shareholder reporting expenses	158,747	2,517
Miscellaneous expenses (Note 8)	131,040	16,262

Total expenses	30,118,057	342,093
Less waiver and/or expense reimbursement (Note 6)	(2,555,964)	(63,649)

Net expenses	27,562,093	278,444

Net investment income	44,085,110	297,459

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	484,443,784	992,660
Options written	(418,075,142)	(3,126,909)
Foreign currency transactions (Note 2c)	(8)	(13)
Net change in unrealized appreciation (depreciation) on:
Investments	(493,705,736)	(4,010,631)
Options written	125,836,830	990,332
Foreign currency translations (Note 2c)	(34)	(3)

Net realized and unrealized loss on investments, options written and foreign currency transactions	(301,500,306)	(5,154,564)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(257,415,196)	$(4,857,105)

See accompanying notes to financial statements.

37  |

Statements of Changes in Net Assets

	Gateway Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$44,085,110	$105,912,778
Net realized gain (loss) on investments, options written and foreign currency transactions	66,368,634	(1,125,482,443)
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	(367,868,940)	1,872,931,084

Net increase (decrease) in net assets resulting from operations	(257,415,196)	853,361,419

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,074,981)	(12,705,939)
Class C	(262,085)	(840,122)
Class N	(2,301,986)	(3,571,259)
Class Y	(36,666,851)	(88,571,859)

Total distributions	(44,305,903)	(105,689,179)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(980,414,701)	(728,793,632)

Net increase (decrease) in net assets	(1,282,135,800)	18,878,608
NET ASSETS
Beginning of the period	8,157,211,748	8,138,333,140

End of the period	$6,875,075,948	$8,157,211,748

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets (continued)

	Gateway Equity Call Premium Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$297,459	$633,336
Net realized loss on investments, options written and foreign currency transactions	(2,134,262)	(4,575,650)
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	(3,020,302)	13,729,955

Net increase (decrease) in net assets resulting from operations	(4,857,105)	9,787,641

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,962)	(19,337)
Class C	(567)	(1,035)
Class N	(2,985)	(2,711)
Class Y	(279,478)	(629,887)

Total distributions	(290,992)	(652,970)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(7,363,426)	(15,070,318)

Net decrease in net assets	(12,511,523)	(5,935,647)
NET ASSETS
Beginning of the period	64,414,646	70,350,293

End of the period	$51,903,123	$64,414,646

See accompanying notes to financial statements.

39  |

Financial Highlights

For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$34.69		$31.65	$33.47	$30.84	$29.72	$29.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.37	0.34	0.39	0.41	0.57	(b)
Net realized and unrealized gain (loss)	(1.08)		3.05	(1.80)	2.58	1.13	0.12

Total from Investment Operations	(0.91)		3.42	(1.46)	2.97	1.54	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.38)	(0.36)	(0.34)	(0.42)	(0.55)

Net asset value, end of the period	$33.60		$34.69	$31.65	$33.47	$30.84	$29.72

Total return(c)(d)	(2.60	)%(e)	10.84%	(4.39)%	9.66%	5.23%	2.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$920,723		$1,125,464	$1,177,641	$1,669,272	$1,755,576	$1,864,118
Net expenses(f)	0.94	%(g)	0.94%	0.94%	0.94%	0.94%	0.94%
Gross expenses	1.02	%(g)	1.01%	1.01%	1.02%	1.02%	1.01%
Net investment income	1.02	%(g)	1.12%	1.03%	1.20%	1.39%	1.91	%(b)
Portfolio turnover rate	15%		12%	10%	34%	14%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.37, and the ratio of net investment income to average net assets would have been 1.24%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$34.54		$31.50	$33.32	$30.72	$29.61	$29.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.12	0.09	0.14	0.19	0.34	(b)
Net realized and unrealized gain (loss)	(1.07)		3.03	(1.80)	2.57	1.11	0.12

Total from Investment Operations	(1.03)		3.15	(1.71)	2.71	1.30	0.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.11)	(0.11)	(0.11)	(0.19)	(0.33)

Net asset value, end of the period	$33.46		$34.54	$31.50	$33.32	$30.72	$29.61

Total return(c)(d)	(2.98	)%(e)	10.02%	(5.15)%	8.85%	4.42%	1.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$167,888		$215,947	$272,904	$336,891	$366,584	$387,235
Net expenses(f)	1.70	%(g)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.77	%(g)	1.76%	1.76%	1.77%	1.77%	1.76%
Net investment income	0.26	%(g)	0.37%	0.27%	0.44%	0.63%	1.15	%(b)
Portfolio turnover rate	15%		12%	10%	34%	14%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, and the ratio of net investment income to average net assets would have been 0.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$34.68		$31.63	$33.46	$31.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.47	0.44	0.32
Net realized and unrealized gain (loss)	(1.09)		3.06	(1.81)	1.56

Total from Investment Operations	(0.87)		3.53	(1.37)	1.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.48)	(0.46)	(0.31)

Net asset value, end of the period	$33.58		$34.68	$31.63	$33.46

Total return(b)	(2.46	)%(c)	11.17%	(4.13)%	5.93	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$351,556		$369,793	$179,727	$126,262
Net expenses(d)	0.65	%(e)	0.65%	0.65%	0.65	%(e)
Gross expenses	0.70	%(e)	0.69%	0.70%	0.74	%(e)
Net investment income	1.32	%(e)	1.40%	1.32%	1.42	%(e)
Portfolio turnover rate	15%		12%	10%	34	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$34.67		$31.63	$33.46	$30.83	$29.71	$29.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.46	0.43	0.47	0.49	0.64	(b)
Net realized and unrealized gain (loss)	(1.08)		3.04	(1.81)	2.58	1.12	0.12

Total from Investment Operations	(0.87)		3.50	(1.38)	3.05	1.61	0.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.46)	(0.45)	(0.42)	(0.49)	(0.62)

Net asset value, end of the period	$33.58		$34.67	$31.63	$33.46	$30.83	$29.71

Total return(c)	(2.48	)%(d)	11.12%	(4.18)%	9.93%	5.48%	2.59%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,434,909		$6,446,007	$6,508,061	$6,392,640	$5,550,008	$6,012,987
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.77	%(f)	0.76%	0.76%	0.77%	0.77%	0.76%
Net investment income	1.27	%(f)	1.37%	1.28%	1.44%	1.63%	2.16	%(b)
Portfolio turnover rate	15%		12%	10%	34%	14%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.45, and the ratio of net investment income to average net assets would have been 1.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$13.07		$11.32	$12.08	$10.89	$10.22	$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.10	0.09	0.10	0.11	0.15	(b)
Net realized and unrealized gain (loss)	(0.86)		1.76	(0.76)	1.18	0.66	0.24

Total from Investment Operations	(0.81)		1.86	(0.67)	1.28	0.77	0.39

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.11)	(0.09)	(0.09)	(0.10)	(0.13)

Net asset value, end of the period	$12.21		$13.07	$11.32	$12.08	$10.89	$10.22

Total return(c)(d)	(6.18	)%(e)	16.46%	(5.60)%	11.80%	7.58%	3.90%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,600		$2,363	$2,375	$7,085	$6,507	$3,855
Net expenses(f)	1.20	%(g)	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	1.42	%(g)	1.42%	1.44%	1.30%	1.31%	1.70%
Net investment income	0.82	%(g)	0.82%	0.73%	0.85%	1.02%	1.47	%(b)
Portfolio turnover rate	12%		17%	58%	19%	24%	38%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10 and the ratio of net investment income to average net assets would have been 0.98%.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$13.03		$11.29	$12.05	$10.87	$10.22	$9.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.00	(b)	0.01	0.00 (b)	0.01	0.02	0.09	(c)
Net realized and unrealized gain (loss)	(0.85)		1.74	(0.75)	1.18	0.68	0.22

Total from Investment Operations	(0.85)		1.75	(0.75)	1.19	0.70	0.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.01)	(0.01)	(0.01)	(0.05)	(0.06)

Net asset value, end of the period	$12.17		$13.03	$11.29	$12.05	$10.87	$10.22

Total return(d)(e)	(6.52	)%(f)	15.54%	(6.24)%	10.95%	6.85%	3.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$737		$727	$849	$648	$524	$37
Net expenses(g)	1.95	%(h)	1.95%	1.95%	1.95%	1.95%	1.95%
Gross expenses	2.17	%(h)	2.17%	2.19%	2.05%	1.98%	2.40%
Net investment income	0.07	%(h)	0.07%	0.02%	0.10%	0.23%	0.85	%(c)
Portfolio turnover rate	12%		17%	58%	19%	24%	38%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 0.72%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$13.06		$11.32	$12.09	$11.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.13	0.13	0.10
Net realized and unrealized gain (loss)	(0.87)		1.76	(0.77)	0.75

Total from Investment Operations	(0.80)		1.89	(0.64)	0.85

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.15)	(0.13)	(0.10)

Net asset value, end of the period	$12.19		$13.06	$11.32	$12.09

Total return(b)	(6.10	)%(c)	16.73%	(5.32)%	7.50	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$529		$530	$1	$1
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90	%(e)
Gross expenses	1.38	%(e)	1.63%	15.41%	14.26	%(e)
Net investment income	1.12	%(e)	1.03%	1.04%	1.22	%(e)
Portfolio turnover rate	12%		17%	58%	19	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$13.07		$11.32	$12.09	$10.89	$10.22	$9.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.13	0.12	0.13	0.13	0.16	(b)
Net realized and unrealized gain (loss)	(0.86)		1.76	(0.76)	1.19	0.67	0.24

Total from Investment Operations	(0.80)		1.89	(0.64)	1.32	0.80	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.14)	(0.13)	(0.12)	(0.13)	(0.15)

Net asset value, end of the period	$12.20		$13.07	$11.32	$12.09	$10.89	$10.22

Total return(c)	(6.05	)%(d)	16.67%	(5.37)%	12.21%	7.83%	4.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$49,037		$60,794	$67,125	$73,255	$63,578	$50,334
Net expenses(e)	0.95	%(f)	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.17	%(f)	1.17%	1.19%	1.05%	1.06%	1.45%
Net investment income	1.06	%(f)	1.06%	1.01%	1.10%	1.27%	1.59	%(b)
Portfolio turnover rate	12%		17%	58%	19%	24%	38%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12 and the ratio of net investment income to average net assets would have been 1.20%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

47  |

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.  Organization.  Gateway Trust (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Fund

Gateway Equity Call Premium Fund

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from

|  48

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general

49  |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

(such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations

|  50

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  The Funds’ investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.

When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds.

51  |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses and distributions in excess of income and/or capital gain. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, return of capital distributions received, deferred Trustees’ fees and option contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

|  52

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$105,689,179	$—	$105,689,179
Gateway Equity Call Premium Fund	652,970	—	652,970

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2019, capital loss carryforwards were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund
Capital loss carryforward:
Short-term:
No expiration date	$(493,613,855)	$(3,362,108)
Long-term:
No expiration date	(807,890,153)	(3,695,033)

Total capital loss carryforward	$(1,301,504,008)	$(7,057,141)

As of June 30, 2020, the tax cost of investments (including derivatives) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund
Federal tax cost	$3,811,962,422	$31,198,001

Gross tax appreciation	$3,409,976,196	$22,874,053
Gross tax depreciation	(128,217,652)	(610,256)

Net tax appreciation	$3,281,758,544	$22,263,797

53  |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

|  54

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,658,558,160	$—	$—	$6,658,558,160
Purchased Options(a)	76,660,460	—	—	76,660,460
Short-Term Investments	—	304,969,076	—	304,969,076

Total	$6,735,218,620	$304,969,076	$—	$7,040,187,696

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(147,078,995)	$—	$—	$(147,078,995)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Gateway Equity Call Premium Fund

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$51,813,648	$—	$—	$51,813,648
Short-Term Investments	—	1,236,440	—	1,236,440

Total	$51,813,648	$1,236,440	$—	$53,050,088

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(1,146,505)	$—	$—	$(1,146,505)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include written index call options and purchased index put options.

55  |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

The Funds seek to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Funds’ ability to profit from increases in the value of its equity portfolio. The Gateway Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Funds with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended June 30, 2020, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with these objectives.

The following is a summary of derivative instruments for Gateway Fund as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$76,660,460

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(147,078,995)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2020, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$293,643,779	$(418,075,142)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$25,580,814	$125,836,830

[2]	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

|  56

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,146,505)

Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2020, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$(3,126,909)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$990,332

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity as a percentage of investments in common stocks, for Gateway Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2020:

Gateway Fund	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	98.94%	70.37%
Highest Notional Amount Outstanding	99.08%	99.08%
Lowest Notional Amount Outstanding	98.75%	41.90%
Notional Amount Outstanding as of June 30, 2020	98.75%	64.89%

The volume of option contract activity as a percentage of investments in common stocks, for Gateway Equity Call Premium Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2020:

Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	98.92%
Highest Notional Amount Outstanding	99.24%

57  |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund	Call Options Written*
Lowest Notional Amount Outstanding	98.73%
Notional Amount Outstanding as of June 30, 2020	98.73%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

Notional amounts outstanding at the end of the prior period are included in the averages above.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term investments and option contracts) were as follows:

Fund	Purchases	Sales
Gateway Fund	$1,048,183,069	$2,133,834,008
Gateway Equity Call Premium Fund	6,689,769	16,538,964

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Funds. Gateway Advisers is a subsidiary of Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.65%	0.60%	0.58%
Gateway Equity Call Premium Fund	0.65%	0.65%	0.65%

Gateway Advisers has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any,

|  58

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	1.20%	1.95%	0.90%	0.95%

Gateway Advisers shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2020, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Gateway Fund	$23,118,669	$2,455,971	$20,662,698	0.63%	0.57%
Gateway Equity Call Premium Fund	186,159	62,923	123,236	0.65%	0.43%

[1]	Management fee waivers are subject to possible recovery until December 31, 2021.

For the six months ended June 30, 2020, class-specific expenses have been reimbursed as follows:

	Reimbursement
Fund	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$99,993	$—	$—	$—	$99,993

No expenses were recovered for either Fund during the six months ended June 30, 2020 under the terms of the expense limitation agreements.

b.   Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution

59  |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$1,243,090	$233,255	$699,764
Gateway Equity Call Premium Fund	2,747	877	2,630

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

|  60

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

For the six months ended June 30, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway Fund	$1,622,532
Gateway Equity Call Premium Fund	12,741

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway Fund	$2,131,352
Gateway Equity Call Premium Fund	12,419

As of June 30, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$21,442
Gateway Equity Call Premium Fund	256

61  |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2020, were as follows:

Fund	Commissions
Gateway Fund	$35,584

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

|  62

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Gateway Equity Call Premium Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2020, Natixis Advisors reimbursed the Fund $726 for transfer agency expenses.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2020, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$346,619	$65,019	$1,419	$2,011,124
Gateway Equity Call Premium Fund	716	228	726	17,491

8. Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2020, neither Fund had borrowings under this agreement.

63  |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Gateway Equity Call Premium Fund	2	76.81%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Risk.  Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

|  64

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,829,210	$93,298,028	5,642,070	$187,727,250
Issued in connection with the reinvestment of distributions	141,347	4,474,785	340,366	11,406,325
Redeemed	(8,008,947)	(262,013,477)	(10,753,386)	(356,593,296)

Net change	(5,038,390)	$(164,240,664)	(4,770,950)	$(157,459,721)

Class C
Issued from the sale of shares	139,767	$4,617,767	432,578	$14,310,216
Issued in connection with the reinvestment of distributions	6,581	207,158	20,474	678,795
Redeemed	(1,380,670)	(45,334,650)	(2,864,005)	(94,753,228)

Net change	(1,234,322)	$(40,509,725)	(2,410,953)	$(79,764,217)

Class N
Issued from the sale of shares	1,705,611	$56,399,102	6,003,206	$203,490,332
Issued in connection with the reinvestment of distributions	33,162	1,053,164	51,248	1,723,476
Redeemed	(1,934,312)	(63,098,088)	(1,072,156)	(35,774,420)

Net change	(195,539)	$(5,645,822)	4,982,298	$169,439,388

Class Y
Issued from the sale of shares	25,217,600	$826,823,117	40,784,585	$1,355,336,594
Issued in connection with the reinvestment of distributions	952,832	30,171,876	2,127,554	71,298,540
Redeemed	(50,219,856)	(1,627,013,483)	(62,764,917)	(2,087,644,216)

Net change	(24,049,424)	$(770,018,490)	(19,852,778)	$(661,009,082)

Decrease from capital share transactions	(30,517,675)	$(980,414,701)	(22,052,383)	$(728,793,632)

65  |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	47,481	$606,914	115,797	$1,436,549
Issued in connection with the reinvestment of distributions	710	7,900	1,519	18,853
Redeemed	(97,853)	(1,139,236)	(146,371)	(1,790,405)

Net change	(49,662)	$(524,422)	(29,055)	$(335,003)

Class C
Issued from the sale of shares	6,008	$74,230	9,729	$122,297
Issued in connection with the reinvestment of distributions	49	567	85	1,019
Redeemed	(1,312)	(15,807)	(29,196)	(363,655)

Net change	4,745	$58,990	(19,382)	$(240,339)

Class N
Issued from the sale of shares	7,119	$88,355	42,939	$532,639
Issued in connection with the reinvestment of distributions	265	2,985	213	2,711
Redeemed	(4,608)	(52,722)	(2,623)	(33,360)

Net change	2,776	$38,618	40,529	$501,990

Class Y
Issued from the sale of shares	565,063	$6,672,776	1,271,009	$15,306,783
Issued in connection with the reinvestment of distributions	8,481	94,625	18,719	232,437
Redeemed	(1,207,039)	(13,704,013)	(2,567,908)	(30,536,186)

Net change	(633,495)	$(6,936,612)	(1,278,180)	$(14,996,966)

Decrease from capital share transactions	(675,636)	$(7,363,426)	(1,286,088)	$(15,070,318)

|  66

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.
(a)	(1)	Not applicable.
(a)	(2)

Certifications of Principal Executive Officer and Principal Financial Officerpursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)),filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By: /s/ David L. Giunta

Name: David L. Giunta

Title: President and Chief Executive Officer

Date: August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name: David L. Giunta

Title: President and Chief Executive Officer

Date: August 24, 2020

By: /s/ Michael C. Kardok

Name: Michael C. Kardok

Title: Treasurer and Principal Financial and

Accounting Officer

Date: August 24, 2020